Schedule of Investments ─ IQ 500 International ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 98.6%
Australia - 4.1%
Ampol Ltd.	9,491	$221,864
Australia & New Zealand Banking Group Ltd.	8,029	128,300
BHP Group Ltd.	36,438	983,491
BlueScope Steel Ltd.	12,904	149,383
Coles Group Ltd.	29,100	380,736
Commonwealth Bank of Australia	2,416	169,886
CSL Ltd.	1,121	226,722
Downer EDI Ltd.	49,722	191,521
Fortescue Metals Group Ltd.	24,327	311,327
Glencore PLC*	262,774	1,476,857
Metcash Ltd.	57,407	165,842
Ramsay Health Care Ltd.	6,422	314,584
Rio Tinto PLC	16,738	1,003,046
Sonic Healthcare Ltd.	10,856	259,605
Telstra Corp., Ltd.	86,422	234,587
Viva Energy Group Ltd.	122,881	228,085
Wesfarmers Ltd.	9,788	318,485
Westpac Banking Corp.	10,011	150,261
Woodside Energy Group Ltd.	6,588	147,015
Woolworths Group Ltd.	19,148	501,321
Worley Ltd.	18,486	184,592

Total Australia		7,747,510

Austria - 0.5%
Mondi PLC	9,719	183,260
OMV AG	12,213	515,802
voestalpine AG	8,299	185,319

Total Austria		884,381

Belgium - 0.9%
Anheuser-Busch InBev SA	17,486	931,952
Etablissements Franz Colruyt NV	4,339	119,587
Solvay SA	2,579	224,837
UCB SA	1,345	104,640
Umicore SA	9,379	338,158

Total Belgium		1,719,174

Canada - 6.5%
Alimentation Couche-Tard, Inc.	19,848	886,178
Bank of Montreal(a)	1,776	176,942
Bank of Nova Scotia (The)(a)	3,227	196,463
Barrick Gold Corp.	8,777	138,229
BCE, Inc.	6,369	321,594
Brookfield Asset Management, Inc., Class A	8,722	432,509
Canadian Imperial Bank of Commerce	2,671	135,035
Canadian National Railway Co.	1,924	243,595
Canadian Natural Resources Ltd.	5,284	291,592
Canadian Pacific Railway Ltd.	1,997	157,363
Canadian Tire Corp., Ltd., Class A(a)	1,351	173,452
Cenovus Energy, Inc.	27,528	524,200
CGI, Inc.*	3,152	270,098
Empire Co., Ltd., Class A	9,027	273,765
Enbridge, Inc.	20,475	918,966
George Weston Ltd.	5,231	623,956
Great-West Lifeco, Inc.	13,006	315,875
Imperial Oil Ltd.	7,467	357,631
Loblaw Cos. Ltd.	6,891	626,904
Magna International, Inc.	7,302	465,981
Manulife Financial Corp.	15,419	282,063
Metro, Inc.	3,915	216,656
Nutrien Ltd.	4,898	419,026
Parkland Corp.	10,077	282,567
Pembina Pipeline Corp.	4,993	190,508
Power Corp. of Canada	12,402	336,824
Restaurant Brands International, Inc.	3,657	195,929
Rogers Communications, Inc., Class B	4,173	191,723
Royal Bank of Canada(a)	2,992	291,553
Saputo, Inc.	8,175	201,799
Sun Life Financial, Inc.	4,026	186,823
Suncor Energy, Inc.	11,784	399,682
TC Energy Corp.	4,453	237,255
Teck Resources Ltd., Class B	4,717	138,600
TELUS Corp.	9,522	219,073
TFI International, Inc.	1,710	170,686
Thomson Reuters Corp.	1,751	196,493
Toronto-Dominion Bank (The)	3,570	231,750
West Fraser Timber Co., Ltd.	2,149	201,072
WSP Global, Inc.	1,571	189,425

Total Canada		12,309,835

Denmark - 1.1%
Carlsberg A/S, Class B	1,633	210,224
Danske Bank A/S(a)	11,558	160,821
DSV A/S	3,143	525,135
ISS A/S*(a)	15,210	263,608
Novo Nordisk A/S, Class B	4,289	501,627
Orsted A/S	1,434	166,066
Vestas Wind Systems A/S	8,590	222,978

Total Denmark		2,050,459

Finland - 1.3%
Fortum OYJ	80,015	890,524
Kesko OYJ, Class B	7,309	179,757
Kone OYJ, Class B	3,679	166,932
Neste OYJ	6,322	322,827
Nokia OYJ	88,300	459,088
Outokumpu OYJ	30,050	131,019
Stora Enso OYJ, Class R	11,542	177,238
UPM-Kymmene OYJ	6,745	212,447

Total Finland		2,539,832

France - 12.6%
Air France-KLM*	283,904	388,775
Air Liquide SA	3,567	487,806
Airbus SE	8,510	910,066
Alstom SA(a)	8,936	210,933
Arkema SA	1,767	166,299
Atos SE*	10,225	125,111
AXA SA	29,029	664,506
BNP Paribas SA	14,425	676,588
Bollore SE	169,893	852,297
Bouygues SA	23,362	702,720
Bureau Veritas SA	5,826	159,977
Capgemini SE	2,186	413,136
Carrefour SA	45,918	779,089
Casino Guichard Perrachon SA*(a)	27,713	325,527
Cie de Saint-Gobain	11,992	554,217
Cie Generale des Etablissements Michelin SCA	8,957	248,098
Credit Agricole SA	41,339	378,476
Danone SA	8,269	453,698
Dassault Systemes SE	3,484	147,995
Eiffage SA	4,670	435,511
Electricite de France SA	115,632	1,398,342
Engie SA	57,807	710,851
EssilorLuxottica SA	2,214	344,156

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Faurecia SE*	12,630	$225,947
Kering SA	502	285,057
Korian SA	9,170	134,923
Legrand SA	2,013	163,958
L'Oreal SA	1,809	678,977
LVMH Moet Hennessy Louis Vuitton SE	2,400	1,651,831
Orange SA	61,745	629,393
Orpea*(a)	5,198	128,687
Pernod Ricard SA	1,014	197,996
Publicis Groupe SA	5,082	268,938
Renault SA*	20,261	593,846
Rexel SA*	14,271	252,030
Safran SA	2,935	320,156
Sanofi	8,304	823,093
Societe Generale SA	9,481	211,085
Sodexo SA	5,209	420,871
SPIE SA	8,594	205,051
Technip Energies NV	15,904	186,976
Teleperformance	578	192,307
Thales SA	2,860	353,880
TotalEnergies SE	42,597	2,161,274
Valeo	15,386	327,729
Veolia Environnement SA	13,877	344,827
Vinci SA	14,223	1,354,240
Vivendi SE	24,470	230,995

Total France		23,878,241

Germany - 10.6%
adidas AG	1,610	275,466
Allianz SE	3,822	691,033
Aurubis AG	2,382	170,550
BASF SE	28,390	1,256,770
Bayer AG	12,251	712,028
Bayerische Motoren Werke AG	15,414	1,249,176
Bechtle AG	3,080	141,355
Beiersdorf AG	1,644	168,720
Brenntag SE	3,559	248,074
Continental AG	6,891	486,367
Covestro AG	6,601	223,661
Deutsche Bank AG	19,830	172,393
Deutsche Lufthansa AG*(a)	45,968	280,946
Deutsche Post AG	59,499	2,359,988
Deutsche Telekom AG	99,610	1,879,603
E.ON SE	91,904	821,835
Evonik Industries AG	11,236	238,072
Fresenius Medical Care AG & Co. KGaA	8,639	318,524
Fresenius SE & Co. KGaA	19,065	485,018
Hannover Rueck SE	1,405	198,129
HeidelbergCement AG	5,995	302,583
HOCHTIEF AG	6,718	357,844
Infineon Technologies AG	8,130	220,093
KION Group AG	2,735	123,680
Kloeckner & Co SE	10,789	104,949
LANXESS AG	3,915	143,031
Mercedes-Benz Group AG	21,008	1,225,697
Merck KGaA	2,197	415,999
Muenchener Rueckversicherungs-Gesellschaft AG	1,944	438,264
ProSiebenSat.1 Media SE	14,835	126,004
Rheinmetall AG	708	129,114
RWE AG	8,788	360,040
Salzgitter AG	3,555	89,824
SAP SE	7,627	705,206
Siemens AG	7,349	813,333
Siemens Energy AG(a)	17,305	285,585
Siemens Healthineers AG	12,168	620,602
Telefonica Deutschland Holding AG	65,003	172,063
thyssenkrupp AG*	65,254	399,616
TUI AG*	77,890	125,352
Uniper SE(a)	57,530	381,586
United Internet AG	5,575	145,922
Zalando SE*	3,500	97,606

Total Germany		20,161,701

Hong Kong - 1.0%
AIA Group Ltd.	31,624	318,258
CLP Holdings Ltd.	17,744	150,317
Nine Dragons Paper Holdings Ltd.	231,042	190,722
Orient Overseas International Ltd.	9,385	326,387
Prudential PLC	14,326	175,379
Skyworth Group Ltd.	298,746	140,051
Techtronic Industries Co., Ltd.	10,287	114,076
WH Group Ltd.	658,540	498,316

Total Hong Kong		1,913,506

Ireland - 0.5%
CRH PLC	11,622	444,226
Flutter Entertainment PLC*	2,278	228,088
Kerry Group PLC, Class A	1,478	155,602
Smurfit Kappa Group PLC	5,270	190,340

Total Ireland		1,018,256

Israel - 0.2%
ICL Group Ltd.	13,031	115,726
Teva Pharmaceutical Industries Ltd.*	33,611	313,871

Total Israel		429,597

Italy - 2.6%
A2A SpA	95,268	122,008
Assicurazioni Generali SpA	29,832	443,649
Atlantia SpA	9,744	224,243
Enel SpA	186,696	934,498
Eni SpA	61,571	735,540
Hera SpA	44,612	127,459
Intesa Sanpaolo SpA	152,496	268,784
Leonardo SpA	28,998	270,131
Poste Italiane SpA	74,299	618,950
Prysmian SpA	6,191	195,376
Saipem SpA*(a)	310,952	256,820
Telecom Italia SpA*	870,031	191,797
UniCredit SpA	20,188	197,201
UnipolSai Assicurazioni SpA	53,009	119,344
Webuild SpA(a)	87,527	134,138

Total Italy		4,839,938

Japan - 31.5%
Aeon Co., Ltd.	40,691	815,647
AGC, Inc.	6,854	247,698
Air Water, Inc.	11,140	148,783
Aisin Corp.	12,445	366,413
Ajinomoto Co., Inc.	6,123	160,256
Alfresa Holdings Corp.	24,656	326,902
ANA Holdings, Inc.*(a)	9,315	172,361
Asahi Group Holdings Ltd.	8,532	294,933
Asahi Kasei Corp.	41,550	331,250
Astellas Pharma, Inc.	14,755	230,461
Benesse Holdings, Inc.	8,516	152,542

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Bridgestone Corp.	8,508	$330,898
Brother Industries Ltd.	8,301	153,909
Canon, Inc.(a)	22,041	518,001
Central Japan Railway Co.	1,405	163,785
Chubu Electric Power Co., Inc.	30,296	321,888
Chugai Pharmaceutical Co., Ltd.	5,855	163,581
Chugoku Electric Power Co., Inc. (The)	21,895	142,526
Cosmo Energy Holdings Co., Ltd.	12,915	386,532
CyberAgent, Inc.	14,218	140,531
Dai Nippon Printing Co., Ltd.	11,205	245,646
Dai-ichi Life Holdings, Inc.	19,644	338,497
Daiichi Sankyo Co., Ltd.	8,571	225,931
Daikin Industries Ltd.	1,931	335,920
Denso Corp.	9,230	499,587
Dentsu Group, Inc.	6,002	207,926
DIC Corp.	7,504	137,615
East Japan Railway Co.	5,579	289,699
ENEOS Holdings, Inc.	274,755	1,051,943
Fast Retailing Co., Ltd.	574	344,443
FUJIFILM Holdings Corp.	3,892	220,154
Fujitsu Ltd.	4,611	638,778
Hakuhodo DY Holdings, Inc.	16,719	170,380
Hankyu Hanshin Holdings, Inc.	5,201	149,628
Hino Motors Ltd.	31,618	162,526
Hitachi Ltd.	23,646	1,186,104
Hitachi Transport System Ltd.	2,903	187,886
Honda Motor Co., Ltd.	38,590	978,249
Idemitsu Kosan Co., Ltd.	23,379	600,000
IHI Corp.	6,788	177,255
Inpex Corp.	15,084	170,196
Isuzu Motors Ltd.	17,619	191,680
ITOCHU Corp.(a)	47,220	1,365,900
Japan Post Bank Co., Ltd.	18,884	150,196
Japan Post Holdings Co., Ltd.	234,550	1,678,265
Japan Post Insurance Co., Ltd.	13,264	212,978
Japan Tobacco, Inc.	20,358	363,672
JFE Holdings, Inc.	34,413	383,654
JTEKT Corp.	22,195	162,747
Kajima Corp.	30,027	340,598
Kansai Electric Power Co., Inc. (The)	34,847	351,990
Kao Corp.	5,294	229,149
Kawasaki Heavy Industries Ltd.	13,769	267,344
Kawasaki Kisen Kaisha Ltd.	2,481	181,364
KDDI Corp.	26,205	841,540
Keyence Corp.	347	136,126
Kintetsu Group Holdings Co., Ltd.	5,336	175,272
Kirin Holdings Co., Ltd.	17,073	279,185
Kobe Steel Ltd.	52,308	240,308
Komatsu Ltd.	13,633	306,934
Konica Minolta, Inc.	39,839	140,100
Kubota Corp.	14,521	238,323
Kyocera Corp.	5,137	283,198
Kyushu Electric Power Co., Inc.	31,308	203,801
Lixil Corp.	9,306	190,646
Marubeni Corp.	82,624	762,255
Mazda Motor Corp.	37,580	313,799
Medipal Holdings Corp.	25,907	388,653
MEIJI Holdings Co., Ltd.	3,118	162,141
MINEBEA MITSUMI, Inc.	7,044	125,279
Mitsubishi Chemical Group Corp.	80,124	446,452
Mitsubishi Corp.	42,132	1,244,573
Mitsubishi Electric Corp.	55,224	580,131
Mitsubishi Heavy Industries Ltd.	12,335	454,175
Mitsubishi Materials Corp.	10,796	162,364
Mitsubishi Motors Corp.*	71,695	246,762
Mitsubishi UFJ Financial Group, Inc.	52,644	293,609
Mitsui & Co., Ltd.	54,224	1,186,923
Mitsui Chemicals, Inc.	9,546	199,134
Mitsui OSK Lines Ltd.(a)	8,041	218,698
Mizuho Financial Group, Inc.	15,945	188,918
MS&AD Insurance Group Holdings, Inc.	8,407	271,553
Murata Manufacturing Co., Ltd.	4,834	280,202
NEC Corp.	13,330	488,218
NH Foods Ltd.	5,237	157,717
Nidec Corp.	2,857	196,623
Nintendo Co., Ltd.	352	157,261
Nippon Paint Holdings Co., Ltd.(a)	21,250	160,587
Nippon Paper Industries Co., Ltd.	20,521	148,169
Nippon Sanso Holdings Corp.	8,932	149,368
Nippon Steel Corp.	40,448	596,203
Nippon Telegraph & Telephone Corp.	64,309	1,831,832
Nippon Yusen K.K.(a)	4,401	342,465
Nissan Motor Co., Ltd.	156,852	589,618
Nitto Denko Corp.	2,368	151,134
Nomura Research Institute Ltd.	4,658	138,886
NTT Data Corp.	24,716	370,231
Obayashi Corp.	45,829	334,673
Oji Holdings Corp.	48,334	200,352
Olympus Corp.	8,786	185,252
Omron Corp.	2,289	126,653
ORIX Corp.	9,438	166,692
Osaka Gas Co., Ltd.	10,973	196,307
Otsuka Corp.	5,665	175,270
Otsuka Holdings Co., Ltd.	7,224	256,961
Outsourcing, Inc.	14,607	130,059
Pan Pacific International Holdings Corp.	14,469	223,774
Panasonic Holdings Corp.	63,329	518,383
Persol Holdings Co., Ltd.	10,543	215,909
Rakuten Group, Inc.	49,481	242,499
Recruit Holdings Co., Ltd.	12,361	458,092
Renesas Electronics Corp.*	17,628	167,509
Ricoh Co., Ltd.	32,354	258,057
Secom Co., Ltd.	3,348	222,699
Seiko Epson Corp.	13,484	200,469
Sekisui Chemical Co., Ltd.	13,070	182,286
Sekisui House Ltd.(a)	9,262	163,272
Seven & i Holdings Co., Ltd.	22,516	914,623
SG Holdings Co., Ltd.	14,806	280,057
Sharp Corp.	24,386	194,504
Shimizu Corp.	45,303	255,242
Shin-Etsu Chemical Co., Ltd.	2,091	265,345
Ship Healthcare Holdings, Inc.	10,999	208,705
Shiseido Co., Ltd.	3,243	132,244
Showa Denko K.K.	11,443	189,732
SoftBank Corp.	70,190	807,986
SoftBank Group Corp.	62,125	2,605,392
Sojitz Corp.	17,355	261,916
Sompo Holdings, Inc.	5,579	247,121
Sony Group Corp.	9,731	851,508
Subaru Corp.	16,390	284,142
Sumitomo Chemical Co., Ltd.	85,396	333,533
Sumitomo Corp.	38,863	542,163
Sumitomo Electric Industries Ltd.	30,252	333,530
Sumitomo Forestry Co., Ltd.	12,867	198,035
Sumitomo Metal Mining Co., Ltd.	3,421	107,865
Sumitomo Mitsui Financial Group, Inc.	7,811	240,028
Suntory Beverage & Food Ltd.	5,069	199,119
Suzuken Co., Ltd.	10,636	292,062
Suzuki Motor Corp.	9,765	315,856
T&D Holdings, Inc.	12,152	136,204
Taisei Corp.	9,902	314,137
Takeda Pharmaceutical Co., Ltd.	17,870	524,802
TDK Corp.	8,192	254,985
Teijin Ltd.	14,526	152,814

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tohoku Electric Power Co., Inc.	42,887	$236,496
Tokio Marine Holdings, Inc.	5,692	330,660
Tokyo Electric Power Co., Holdings, Inc.*	182,881	715,651
Tokyo Electron Ltd.	690	237,538
Tokyo Gas Co., Ltd.	12,592	245,999
Tokyu Corp.	13,735	167,101
TOPPAN, Inc.	16,433	277,388
Toray Industries, Inc.	60,756	333,033
Toshiba Corp.	7,820	315,199
Tosoh Corp.	11,077	143,218
Toyota Boshoku Corp.	10,743	157,307
Toyota Industries Corp.	3,546	213,582
Toyota Motor Corp.	129,559	2,071,587
Toyota Tsusho Corp.	24,579	830,334
Welcia Holdings Co., Ltd.	6,016	133,734
West Japan Railway Co.	4,585	167,139
Yamada Holdings Co., Ltd.	65,417	234,943
Yamaha Motor Co., Ltd.	8,432	161,385
Yamato Holdings Co., Ltd.	16,385	284,546
Yamazaki Baking Co., Ltd.	13,462	161,967
Z Holdings Corp.	72,872	255,774
Zensho Holdings Co., Ltd.	8,785	231,046

Total Japan		59,780,608

Luxembourg - 0.6%
ArcelorMittal SA	35,348	861,957
Eurofins Scientific SE	3,037	235,409

Total Luxembourg		1,097,366

Netherlands - 3.2%
Aegon NV	38,743	169,236
Akzo Nobel NV	2,592	173,852
ASML Holding NV	683	386,792
Heineken NV	4,312	422,525
ING Groep NV	18,215	176,275
JDE Peet’s NV	5,531	159,828
Koninklijke Ahold Delhaize NV	36,982	1,013,797
Koninklijke DSM NV	1,234	196,161
Koninklijke Philips NV	11,404	234,364
NN Group NV	3,812	177,554
Randstad NV	8,670	435,387
Shell PLC	80,027	2,122,017
Universal Music Group NV	9,995	224,771
Wolters Kluwer NV	1,606	173,581

Total Netherlands		6,066,140

Norway - 1.0%
Equinor ASA	39,388	1,503,405
Norsk Hydro ASA	24,388	164,126
Telenor ASA	16,797	203,284

Total Norway		1,870,815

Portugal - 0.4%
EDP - Energias de Portugal SA	53,937	271,629
Galp Energia SGPS SA	20,224	211,988
Jeronimo Martins SGPS SA	14,518	334,850

Total Portugal		818,467

Singapore - 0.5%
Jardine Cycle & Carriage Ltd.	14,730	298,243
Oversea-Chinese Banking Corp., Ltd.	22,546	190,261
Singapore Telecommunications Ltd.	109,299	206,284
STMicroelectronics NV	5,974	224,955

Total Singapore		919,743

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	23,995	572,760
Banco Bilbao Vizcaya Argentaria SA	57,518	259,049
Banco Santander SA	164,162	408,426
Cia de Distribucion Integral Logista Holdings SA	14,215	291,915
Endesa SA	15,457	282,274
Ferrovial SA	6,747	179,419
Iberdrola SA	66,395	706,106
Industria de Diseno Textil SA	23,424	565,818
Mapfre SA(a)	89,841	144,280
Naturgy Energy Group SA(a)	12,595	367,552
Repsol SA	50,974	630,204
Sacyr SA	66,208	150,545
Siemens Gamesa Renewable Energy SA*	9,541	174,431
Telefonica SA	176,088	782,290

Total Spain		5,515,069

Sweden - 1.8%
Assa Abloy AB, B Shares	6,513	152,617
Atlas Copco AB, A Shares	15,425	178,561
Electrolux AB, B Shares(a)	11,090	158,684
Essity AB, B Shares	10,360	262,172
H & M Hennes & Mauritz AB, B Shares(a)	21,863	277,320
Investor AB, B Shares	11,896	220,297
Sandvik AB	8,434	153,994
Securitas AB, B Shares(a)	24,529	246,489
Skanska AB, B Shares	15,112	255,544
SKF AB, B Shares	9,931	165,790
SSAB AB, A Shares	23,513	112,709
Telefonaktiebolaget LM Ericsson, B Shares	59,243	446,684
Telia Co. AB	48,928	179,824
Volvo AB, B Shares	32,200	573,433

Total Sweden		3,384,118

Switzerland - 2.6%
ABB Ltd.	11,481	346,817
Adecco Group AG	10,214	358,520
Alcon, Inc.	2,259	176,564
Cie Financiere Richemont SA, Class A	1,844	220,626
Credit Suisse Group AG	27,761	161,482
Holcim AG*	10,094	470,891
Kuehne + Nagel International AG	2,547	682,480
Novartis AG	13,124	1,125,958
Schindler Holding AG - Participating Certificate	860	167,052
Sika AG	642	157,669
Swiss Life Holding AG	292	154,155
Swisscom AG	390	210,397
UBS Group AG	13,746	223,495
Zurich Insurance Group AG	931	405,577

Total Switzerland		4,861,683

United Kingdom - 8.7%
Associated British Foods PLC	12,823	260,904
AstraZeneca PLC	4,901	646,739
Aviva PLC	39,960	192,564

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Babcock International Group PLC*	33,546	$139,775
BAE Systems PLC	50,469	472,901
Barclays PLC	108,745	207,999
BP PLC	279,898	1,362,432
British American Tobacco PLC	14,967	586,561
BT Group PLC	199,610	393,021
Bunzl PLC	6,739	251,843
Centrica PLC*	258,587	275,970
CK Hutchison Holdings Ltd.	80,012	530,532
Compass Group PLC	29,747	693,032
Computacenter PLC	5,537	174,918
Currys PLC	170,020	137,794
DCC PLC	3,502	227,995
Diageo PLC	6,418	303,187
DS Smith PLC	41,729	147,871
Entain PLC*	8,619	126,124
Experian PLC	4,466	155,595
Haleon PLC*	45,551	161,748
Hays PLC	120,608	187,716
HSBC Holdings PLC	62,009	387,632
Imperial Brands PLC	16,818	368,180
Inchcape PLC	18,004	184,146
ITV PLC	169,846	151,997
J Sainsbury PLC	148,939	400,549
JD Sports Fashion PLC	84,603	133,376
John Wood Group PLC*	74,322	141,949
Johnson Matthey PLC(a)	15,823	411,480
Kingfisher PLC	77,910	245,175
Legal & General Group PLC	111,776	355,013
Lloyds Banking Group PLC	625,319	344,292
M&G PLC	66,344	172,206
Marks & Spencer Group PLC*	97,111	167,158
National Grid PLC	20,242	278,717
NatWest Group PLC	55,411	167,630
Pearson PLC	17,237	158,702
Phoenix Group Holdings PLC	28,820	225,788
Reckitt Benckiser Group PLC	4,359	352,535
RELX PLC	8,514	251,350
Rolls-Royce Holdings PLC*	189,446	205,800
Royal Mail PLC	75,450	259,653
SSE PLC(a)	7,613	163,792
St James's Place PLC	11,869	177,293
Standard Chartered PLC	25,272	173,511
Tesco PLC	278,074	888,608
Unilever PLC	23,814	1,160,185
Vodafone Group PLC	486,504	715,168
WPP PLC	28,764	309,356

Total United Kingdom		16,588,462

United States - 3.5%
Ferguson PLC	2,955	370,022
GSK PLC	36,440	766,084
Nestle SA	16,729	2,045,280
Roche Holding AG	4,456	1,475,664
Schneider Electric SE	3,108	426,366
Stellantis NV	82,530	1,171,559
Swiss Re AG	3,273	245,028
Waste Connections, Inc.	1,256	167,294

Total United States		6,667,297

Total Common Stocks
(Cost $202,865,194)		187,062,198
Preferred Stocks — 1.2%
Germany - 1.2%
Henkel AG & Co. KGaA, 2.94%	5,797	368,131
Schaeffler AG, 8.69%(a)	37,121	216,883
Volkswagen AG, 5.31%	12,726	1,781,611

Total Germany		2,366,625

Total Preferred Stocks
(Cost $3,233,847)		2,366,625
Rights — 0.0%(b)
Australia — 0.0%(b)
Australia & New Zealand Banking Group Ltd., expires 8/18/22*
(Cost $0)	535	1,486

Short-Term Investment — 3.3%

Money Market Fund — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(c)(d)
(Cost $6,229,891)	6,229,891	6,229,891

Total Investments — 103.1%
(Cost $212,328,932)		195,660,200
Other Assets and Liabilities, Net — (3.1)%		(5,937,407)
Net Assets — 100.0%		$189,722,793

		% of
Industry	Value	Net Assets
Industrials	$40,470,094	21.3%
Consumer Discretionary	25,532,129	13.4
Consumer Staples	21,837,185	11.5
Materials	18,370,161	9.7
Financials	18,362,397	9.7
Energy	16,343,859	8.6
Communication Services	16,017,705	8.4
Health Care	12,824,017	6.8
Utilities	11,169,050	5.9
Information Technology	8,503,712	4.5
Money Market Funds	6,229,891	3.3
Total Investments	$195,660,200	103.1%
Other Assets and Liabilities, Net	(5,937,407)	(3.1)
Total Net Assets	$189,722,793	100.0%

Schedule of Investments ─ IQ 500 International ETF (continued)

July 31, 2022 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,480,721; total market value of collateral held by the Fund was $6,770,773. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $540,882.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2022.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$187,062,198	$–	$–	$187,062,198
Preferred Stocks	2,366,625	–	–	2,366,625
Right	1,486	–	–	1,486
Short-Term Investment:
Money Market Fund	6,229,891	–	–	6,229,891
Total Investments in Securities	$195,660,200	$–	$–	$195,660,200

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.